(25) NET OPERATING REVENUE (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Month	April
RTA / RTP	(0.80%)	9.89%	41.45%
Effect perceived by consumers	(10.50%)	7.55%	4.67%
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Month	October
RTA / RTP	7.69%	(12.54%)	56.29%
Effect perceived by consumers	17.28%	(24.21%)	21.11%
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Month	June
RTA / RTP	3.57%	(1.48%)	33.48%
Effect perceived by consumers	5.00%	(7.51%)	(3.76%)
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Month	April
RTA / RTP	(0.20%)	3.94%	52.45%
Effect perceived by consumers	(6.43%)	(0.34%)	5.46%
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Statement Line Items [Line Items]
Month	March
RTA / RTP	0.77%	21.04%	20.80%
Effect perceived by consumers	(4.15%)	13.32%	24.89%
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Statement Line Items [Line Items]
Month	March
RTA / RTP	1.63%	24.35%	24.88%
Effect perceived by consumers	(10.73%)	12.82%	28.38%
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Statement Line Items [Line Items]
Month	March
RTA / RTP	1.65%	16.57%	23.34%
Effect perceived by consumers	(3.28%)	9.02%	29.28%
Companhia Luz e Forca Santa Cruz [Member]
Statement Line Items [Line Items]
Month	March
RTA / RTP	(1.23%)	22.51%	34.68%
Effect perceived by consumers	(8.42%)	7.15%	27.96%
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Month	March
RTA / RTP	2.05%	29.46%	38.46%
Effect perceived by consumers	(2.56%)	13.25%	45.70%